Stock-Based Compensation - Schedule of Stock Option Activity (Details) - Share-based Payment Arrangement, Option [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Shares	22,538,570	19,701,693
Shares, Granted	4,594,102	8,354,564
Shares, Exercised	(244,468)	(140,745)
Shares, Cancelled or forfeited	(397,617)	(5,376,942)
Ending balance, Shares	26,490,587	22,538,570	19,701,693
Shares, Vested and expected to vest	26,490,587	22,538,570	19,701,693
Shares, Exercisable	9,203,021	6,947,529	4,354,321
Beginning balance, Weighted-Average Exercise Price	$ 0.41	$ 0.29
Weighted-Average Exercise Price, Granted	1.33	0.65
Weighted-Average Exercise Price, Exercised	0.43	0.26
Weighted-Average Exercise Price, Cancelled or forfeited	0.39	0.32
Ending balance, Weighted-Average Exercise Price	0.57	0.41	$ 0.29
Weighted-Average Exercise Price, Vested and expected to vest	0.57	0.41	0.29
Weighted-Average Exercise Price, Exercisable	$ 0.28	$ 0.25	$ 0.21
Beginning balance, Weighted-Average Remaining Contractual Term	8 years 1 month 6 days	8 years 6 months	9 years
Ending balance, Weighted-Average Remaining Contractual Term	8 years 1 month 6 days	8 years 6 months	9 years
Weighted-Average Remaining Contractual Term, Vested and expected to vest	8 years 1 month 6 days	8 years 6 months	9 years
Weighted-Average Remaining Contractual Term, Exercisable	6 years 7 months 6 days	7 years	6 years 7 months 6 days
Beginning balance, Aggregate Intrinsic Value	$ 124,331	$ 9,170	$ 3,404
Aggregate Intrinsic Value, Exercised	1,181	79
Ending balance, Aggregate Intrinsic Value	124,331	9,170	3,404
Aggregate Intrinsic Value, Vested and expected to vest	124,331	9,170	3,404
Aggregate Intrinsic Value, Exercisable, Aggregate Intrinsic Value	$ 45,789	$ 3,957	$ 1,083